Trade payables and other current liabilities	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade payables and other current liabilities	Trade payables, other current liabilities and current contract liabilities

	At December 31,
	2022	2023	2024
	(in thousands)
Trade payables	$9,342	$16,281	$6,106
Other current liabilities:
Employees and social debts	7,497	7,383	8,146
Provisions	77	—	763
Others	781	1,516	2,265
Total other current liabilities	$8,355	$8,899	$11,174
Contract liabilities:
License and development services agreements (See Note 19)	5,774	5,485	10,712
Deferred revenue	190	367	309
	$5,964	$5,852	$11,021
In the year ended December 31, 2022, the Company contracted a supplier debt related to the acquisition of certain intangible assets. As of December 31, 2022, $3,350,000 remained of this liability ($786,000 as the non-current portion). As of December 31, 2023, $1,587,000 remained as current portion. In January 2020, the Company entered into an agreement with a technology company based in Israel to transfer a team of engineers to the Company for the purpose of accelerating 5G new product development. The remaining amount of $1,430,000 was paid in October 2024 for this agreement. This amount was discounted and as of December 31, 2023, $1,288,000 was included in current trade payables ($1,002,000 as of December 31, 2022), and the Company recorded interest expense associated with this amount each reporting period.
Terms and conditions of the above financial liabilities:
•Trade payables are non-interest bearing and are generally settled on 30-day terms.
•Other current liabilities, primarily accrued compensation and related social charges, are non-interest bearing.
•Certain upfront payments received from strategic partners are deemed to include a financing component, and as such, bear interest.
Deferred revenue is primarily related to maintenance services. At December 31, 2022, 2023 and 2024, deferred revenue totaled $190,000 (recognized in 2023), $367,000 (recognized in 2024) and $309,000 (expected to be recognized during 2025), respectively.